SSgA U.S. Treasury Money Market Fund
FUND SUMMARY SSgA U.S. TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
SSgA U.S. Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA U.S. Treasury Money Market Fund Institutional, SSgA U.S. Treasury Money Market Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA U.S. Treasury Money Market Fund Institutional, SSgA U.S. Treasury Money Market Fund
Management Fee		0.15%
Distribution and Shareholder Service (12b-1) Fees		0.04%
Other Expenses		0.06%
Total Annual Fund Operating Expenses	[1]	0.25%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.20%
[1]	Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including voluntary waivers.
[2]	The fund's investment advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee. Additionally, the advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA U.S. Treasury Money Market Fund Institutional, SSgA U.S. Treasury Money Market Fund	20	75	136	313

PRINCIPAL INVESTMENT STRATEGIES

SSgA U.S. Treasury Money Market Fund attempts to meet its investment objective by investing principally in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities. The fund also may invest in shares of other money market funds, including funds advised by the fund’s investment advisor.

The fund follows a disciplined investment process in which the fund’s investment advisor bases its decisions on the relative attractiveness of different money market instruments. In the advisor’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

• Risks Common to Funds Investing Principally in Debt Instruments.

•  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

• Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

• Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

• Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

• Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA U.S. Treasury Money Market Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

March 31, 2001: 1.34%	December 31, 2010: 0.00%	September 30, 2011: 0.00%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA U.S. Treasury Money Market Fund	Label	1 Year		5 Years		10 Years
Institutional, SSgA U.S. Treasury Money Market Fund	SSgA U.S. Treasury Money Market Fund	none	[1]	2.21%	[1]	2.15%	[1]
Citigroup 3-month Treasury Bill Index Institutional, SSgA U.S. Treasury Money Market Fund	Citigroup 3-month Treasury Bill Index	0.13%		2.30%		2.26%
[1]	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (877) 521-4083.
SSgA Prime Money Market Fund
FUND SUMMARY SSgA PRIME MONEY MARKET FUND
INVESTMENT OBJECTIVE
SSgA Prime Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Prime Money Market Fund Institutional, SSgA Prime Money Market Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Prime Money Market Fund Institutional, SSgA Prime Money Market Fund
Management Fee		0.15%
Distribution and Shareholder Service (12b-1) Fees		0.05%
Other Expenses		0.05%
Total Annual Fund Operating Expenses		0.25%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.20%
[1]	The fund's investment advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee. Additionally, the advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Prime Money Market Fund Institutional, SSgA Prime Money Market Fund	20	75	136	313

PRINCIPAL INVESTMENT STRATEGIES

SSgA Prime Money Market Fund follows a disciplined investment process in which the fund’s investment advisor bases its decisions on the relative attractiveness of different money market instruments. In the advisor’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments. The fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The fund also may invest in shares of other money market funds, including funds advised by the fund’s investment advisor.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

• Risks Common to Funds Investing Principally in Debt Instruments.

•  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

• Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

• Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

• Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

• Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

• Asset-Backed Securities Risk. Defaults on the underlying assets of the asset-backed securities held by the fund may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

• Foreign Securities. The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Prime Money Market Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

March 31, 2001: 1.43%	June 30, 2010: 0.02%	September 30, 2011: 0.06%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA Prime Money Market Fund	Label	1 Year		5 Years		10 Years
Institutional, SSgA Prime Money Market Fund	SSgA Prime Money Market Fund	0.12%	[1]	2.67%	[1]	2.46%	[1]
Citigroup 3-month Treasury Bill Index Institutional, SSgA Prime Money Market Fund	Citigroup 3-month Treasury Bill Index	0.13%		2.30%		2.26%
[1]	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (877) 521-4083.